Income Taxes (Details) - Schedule of Income Tax Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Income Tax Expense [Line Items]
Federal
State					800	1,000
Current income tax expense					800	1,000
Federal
State
Deferred income tax expense
Income tax expense					$ 800	$ 1,000